Note 16 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax liability	$ (5,412)		$ (4,199)
Net deferred tax asset (liability)	(4,147)	[1]	(3,066)	[1]	$ (23,230)
Deferred tax asset	1,265		1,133
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax liability	(5,409)		(4,195)
Net deferred tax asset (liability)	(5,409)	[1]	(4,195)	[1]	(24,930)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	13	[1]	22	[1]	258
Deferred tax asset	13		22
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax liability	(3)		(4)
Net deferred tax asset (liability)	(3)	[1]	(4)	[1]	(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	530	[1]	309	[1]	34
Deferred tax asset	530		309
Trade and other payables [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	639		739	[1]	486
Deferred tax asset	636		739
Cash-settled awards [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	8		5		13
Deferred tax asset	8		5
Provisions [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	60	[1]	58	[1]	852
Deferred tax asset	60		58
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	15			[1]	$ 60
Deferred tax asset	$ 18

[1]	The deferred tax liability consists of a deferred tax asset of $63 (2018: $98) from the South African operation and a net deferred tax liability of $3,129 (2018: $23,328) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.